SCHEDULE OF WARRANT TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at Beginning of Year	543,754	695,439
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 3.04	$ 3.04
Shares, Granted	509,732	123,732
Weighted-Average Exercise Price, Granted	$ 2.96	$ 2.80
Shares, Exercised	(78,102)
Weighted-Average Exercise Price, Exercised	$ 2.80
Shares, Forfeited or Canceled	(103,125)	(275,416)
Weighted-Average Exercise Price, Forfeited or Canceled	$ 2.80	$ 2.88
Shares, Outstanding at End of Year	872,259	543,754
Weighted-Average Exercise Price, Outstanding at End of Year	$ 3.04	$ 3.04
Shares, Options Exercisable at End of Year	872,259	543,754
Weighted-Average Exercise Price, Options Exercisable at End of Year	$ 3.04	$ 3.04
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	1.12	0.80
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.92	$ 2.08